Summary of Significant Accounting Policies - Net Loss per Common Share, Basic and Diluted (Details) - USD ($)	10 Months Ended	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2020
Earnings Per Share [Abstract]
Net income (loss)	$ 360,451	$ (3,198,141)
Less: net income attributable to common stock subject to redemption	(1,006,622)	(559,724)
Net loss attributable to common stockholders	$ (646,171)	$ (3,757,865)
Weighted-average common shares outstanding, basic and diluted	4,836,966	5,263,939
Net loss per share common share, basic and diluted	$ (0.13)	$ (0.71)